Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting
Segment Reporting

14.Segment Reporting

For purposes of evaluating performance and allocating resources, the Company’s CODM, its Chief Executive Officer, regularly reviews consolidated net loss as reported in the Company’s consolidated statements of operations and comprehensive loss as compared to budget. The measure of segment assets is reported in the consolidated balance sheets as total consolidated assets.

In addition to the significant expense categories included within consolidated net loss presented in the Company’s consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Operating expenses:
Research and development expenses
External costs
Milestones related to previously acquired IPR&D assets	$23,000	$—
CRO, CMO and clinical trials	151,422	68,967
Professional consulting services	19,154	13,155
Other research and development costs	10,258	11,463
Internal costs
Personnel-related costs	46,774	32,068
Facilities and overhead costs	14,946	12,023
Total research and development expense	265,554	137,676
General and administrative expenses	35,200	20,498
Total operating expenses	300,754	158,174
Loss from operations	(300,754)	(158,174)
Total other income (expense), net	6,521	3,181
Consolidated net loss	$(294,233)	$(154,993)